Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2024
Taxes on Income [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Significant components of the Company deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023
Deferred tax assets:
Net operating losses carryforwards *)	$10,730	$10,184
Research and development	11,761	7,957
Lease liability	3,289	3,308
Reserves and allowances	8,067	3,933
Other	1,741	1,498

Deferred tax assets before valuation allowance	35,588	26,880
Valuation allowance	(9,180)	(4,465)

Deferred tax assets	26,408	22,415

Deferred tax liabilities:
Capitalized software development costs	(3,087)	(2,975)
Lease right-of-use asset	(3,131)	(3,120)
Acquired intangibles	(6,129)	(8,331)
Property and equipment	(1,098)	(1,276)
Undistributed earnings	(6,287)	(5,362)
Other	(513)	(1,121)

Deferred tax liabilities	(20,245)	(22,185)

Deferred tax assets, net	$6,163	$230

*)	Net of $1,120 and $1,192 provision for unrecognized tax benefits related to carryforward losses as of December 31, 2024 and 2023, respectively.
	December 31,
	2024	2023

Deferred tax assets, net	$13,062	$11,050
Deferred tax liabilities, net	(6,899)	(10,820)

Deferred tax assets, net	$6,163	$230

Schedule of Income Before Taxes on Income	Income before taxes on income is comprised as follows:
	Year ended December 31,
	2024	2023	2022

Domestic (Israel)	$29,518	$25,796	$27,373
Foreign	60,309	51,322	38,177

	$89,827	$77,118	$65,550

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to income for an Israeli company, and the actual tax expense as reported in the statements of income is as follows:
	Year ended December 31,
	2024	2023	2022
Income before taxes on income, as reported in the statements of income	$89,827	$77,118	$65,550

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income	$20,660	$17,737	$15,077

Increase (decrease) in taxes resulting from:
Foreign and preferred enterprise tax rates differences	(9,119)	(1,907)	(5,579)
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	4,715	(350)	(289)
Non-deductible expenses	394	1,658	1,100
Decrease in uncertain tax positions, net	(811)	(2,293)	2,855
Undistributed earnings	924	(260)	(461)
Others	744	(334)	(84)

Taxes on income, as reported in the statements of income	$17,507	$14,251	$12,619

Schedule of Taxes on Income	Taxes on income are comprised as follows:
	Year ended December 31,
	2024	2023	2022

Current	$23,442	$17,257	$22,912
Deferred	(5,935)	(3,006)	(10,293)

	$17,507	$14,251	$12,619

	Year ended December 31,
	2024	2023	2022

Domestic (Israel)	$7,460	$5,367	$4,194
Foreign	10,047	8,884	8,425

	$17,507	$14,251	$12,619

Schedule of Unrecognized Tax Benefits

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2024	2023

Balance at the beginning of the year	$9,440	$11,775
Increase related to tax positions from prior fiscal years	2,412	1,326
Decrease related to tax positions from prior fiscal years	(630)	(1,546)
Lapses of statutes of limitation	(2,522)	(2,115)

Balance at the end of the year	$8,700	$9,440